Common Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 8 - Common Stock Warrants

Concurrent with the closings of the Contribution and the 2014 PPO, discussed above, the Company issued warrants with respect to an aggregate of 9,680,355 underlying common shares to the investors in the 2014 PPO (the "PPO Warrants"). Each PPO Warrant has a term of five years to purchase one share of Common Stock at $2.00 per share. The PPO Warrants had weighted average anti-dilution and price protection, and a cashless exercise provision, which were subject to customary exceptions.

In addition, the placement agent in the 2014 PPO, and its sub-agents, received warrants exercisable for a period of five years to purchase a number of shares of Common Stock equal to 10% of the number of shares of Common Stock sold to investors it introduced to the 2014 PPO, with a per share exercise price of $1.00 (the "Broker Warrants"). As a result of the foregoing, the placement agent in the 2014 PPO, and its sub-agents, were issued Broker Warrants with respect to an aggregate of 968,034 underlying shares of the Company's Common Stock.

On April 6, 2015, the Company consummated the Offer to Amend and Exercise the PPO Warrants. Pursuant to the Offer to Amend and Exercise, PPO Warrants to purchase an aggregate of 6,467,004 shares of Common Stock were tendered by their holders and were amended and exercised at an exercise price of $0.50 per share for gross proceeds to the Company of $3,233,502 (before deducting placement agent fees and expenses of the Offer to Amend and Exercise of approximately $417,000).

Effective on or prior to April 6, 2015, the Company and the holders of (a) 1,475,010 PPO Warrants, that chose not to participate in the Offer to Amend and Exercise ("Non-Participating Original Warrants"), and (b) all 968,300 Broker Warrants, approved an amendment to remove the price-based anti-dilution provisions in their warrants. As a result, the price-based anti-dilution provisions contained in these Non-Participating Original Warrants and Broker Warrants have been removed and were of no further force or effect as of April 6, 2015.

The Warrant Agent for the Offer to Amend and Exercise was paid an aggregate commission of approximately $323,350 and was issued Warrant Agent Warrants to purchase an aggregate of 646,700 shares of the Company's Common Stock at an exercise price of $0.50 per share for a term of five (5) years.

As discussed in Note 5, certain securities the Company issued in the 2014 PPO have price-based anti-dilution protection, if, within twenty-four (24) months after the final closing of the 2014 PPO, the Company issues additional shares of Common Stock or Common Stock equivalents (subject to customary exceptions) for a consideration per share less than $1.00. Of the 9,680,355 original PPO Warrants, 1,738,341 still remain with these priced-based anti-dilution rights. Upon consummation of the Offer to Amend and Exercise the PPO Warrants, and the issuance of the Warrant Agent Warrants to the Warrant Agent, the anti-dilution provisions were triggered and the non-participating warrant holders are received, or entitled to receive (i) a reduction in the price of their PPO Warrants from $2.00 per share to $1.77 per share, (ii) an aggregate of 223,211 additional shares of Common Stock, and (iii) and aggregate of 223,211 additional warrants to purchase shares of Common Stock of the Company at an exercise price of $1.77 per share.

Common Stock warrant activity during the nine months ended September 30, 2015 was as follows:

	Common Stock Warrants Outstanding
	Warrants Outstanding	Weighted-Average Exercise Price

Balance as of December 31, 2014	10,648,389	$1.91
Granted	869,911	0.83
Cancelled/Forfeited	-	-
Exercised	(6,467,004)	0.50
Balance as of September 30, 2015	5,051,296	$1.53

The Company uses Level 3 inputs for its valuation methodology for the warrants issued, as their fair values were determined using the Black-Scholes option pricing model based on various assumptions. The model incorporates the price of a share of the Company's Common Stock, volatility, risk free rate, dividend rate and estimated life. Significant changes in any of these inputs in isolation would result in a significant change in the fair value measurement. Refer to Note 5 for the weighted average assumptions used to determine the fair value of the warrant derivative liabilities using the Black-Scholes pricing model. As required, these are classified based on the lowest level of input that is significant to the fair value measurement. The weighted average per-share fair value of each Common Stock warrant of $0.35 was determined on the date of grant using the Black-Scholes pricing model using the following weighted average assumptions:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

At issuance	65.22%	1.37%	0%	5.00

At December 31, 2013, the Company had warrants outstanding to purchase 1,227,656 shares of the Company’s common stock at $0.54 per share. Warrants to purchase 186,091 shares of common stock were exercised on January 17, 2014 for proceeds of $99,694. Prior to the Contribution of the Raditaz membership interests discussed above, the remaining warrants exercisable into 1,041,565 underlying shares were cancelled.

Concurrently with the closings of the Contribution and the private placements the Company issued warrants with respect to an aggregate of 9,680,300 underlying common shares to the investors in the PPO. Each warrant has a term of five years to purchase one share of common stock at $2.00 per share. The PPO warrants have weighted average anti-dilution and price protection, and a cashless exercise provision, which are subject to customary exceptions.

In addition, the placement agent in the PPO, and its sub-agents, received warrants exercisable for a period of five years to purchase a number of shares of common stock equal to 10% of the number of shares of common stock sold to investors introduced by it, with a per share exercise price of $1.00. As a result of the foregoing, the placement agent in the PPO, and its sub-agents, was issued warrants with respect to an aggregate of 968,034 underlying shares of the Company’s common stock. common stock Warrant activity during the twelve months ended December 31, 2014 was as follows:

	Common Warrants Outstanding
	Warrants Outstanding	Weighted-Average Exercise Price

Balance as of December 31, 2013	1,227,656	0.54
Granted	10,648,389	1.91
Cancelled/Forfeited	(1,041,565)	0.54
Exercised	(186,091)	0.54
Balance as of December 31, 2014	10,648,389	$1.91

The weighted average per-share fair value of each common stock Warrant issued during 2014 was determined on the date of grant using the Black-Scholes pricing model (see Note 6).